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                                                   Filed Pursuant to Rule 497(c)
                                        Registration File No.: 2-86337; 811-3835




                        VALUE LINE CENTURION FUND, INC.

                      SUPPLEMENT DATED SEPTEMBER 18, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002


                  On September 18, 2002, the shareholders of Value Line Centurion Fund, Inc. (the "Fund") approved the adoption of a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. As a result of this action by the shareholders, certain changes to the Fund's prospectus are necessary. These changes are described below.

                  1. Replace page 4 with the following


WHAT ARE THE FUND'S FEES AND EXPENSES?

                  These tables describe the fees and expenses you pay in connection with an investment in the Fund.


  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

================================================================================
  MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES AS A PERCENTAGE OF    NONE
  OFFERING PRICE
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  MAXIMUM DEFERRED SALES CHARGES (LOAD) AS A PERCENTAGE OF ORIGINAL       NONE
  PURCHASE PRICE OR REDEMPTION PRICE, WHICHEVER IS LOWER
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGES (LOAD) IMPOSED ON REINVESTED DIVIDENDS            NONE
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  REDEMPTION FEE                                                          NONE
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  EXCHANGE FEE                                                            NONE
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  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S
  ASSETS)

================================================================================
  MANAGEMENT FEES                            0.50%
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  DISTRIBUTION AND SERVICE (12B-1) FEES*     0.25%
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  OTHER EXPENSES                             0.09%
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  TOTAL ANNUAL FUND OPERATING EXPENSES**     0.84%
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*    The Service and Distribution Plan (12b-1 plan) became effective September
     18, 2002. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

**   Computed assuming the 12b-1 plan was in effect for the entire year.


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                  EXAMPLE
                  This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown assuming that the Fund's operating expenses remain the same. The expenses indicated for each period would be the same whether you sold your shares at the end of each period or continued to hold them. This is an example only, and your actual costs may be greater or less than those shown here. Based on these assumptions, your costs would be:


                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
 VALUE LINE CENTURION FUND, INC.     $86        $268        $466        $1037
--------------------------------------------------------------------------------

                  2. On page 9, under "ABOUT YOUR ACCOUNT," add the following:


SERVICE AND DISTRIBUTION PLAN

                  In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Fund has adopted a Service and Distribution Plan. Under the Plan, the Fund will pay to Value Line Securities, Inc., the Fund's distributor (the "Distributor"), a fee at an annual rate of 0.40% of the Fund's average daily net assets. The fee is paid to finance activities of the Distributor, principally intended to result in the sale of shares of the Fund. These activities include, among other things: providing incentives and compensation to GIAC to make the Fund available to the owners of Contracts and to provide personal services to those owners who fund their Contracts with shares of the Fund; providing administrative support services to the Fund in connection with the distribution of the Fund's shares for use in funding Contracts; paying costs incurred in conjunction with marketing Fund shares, such as the expense incurred by GIAC, the Distributor, or affiliates of the Distributor of preparing, printing and distributing disclosure documents and promotional materials in connection with the funding of Contracts with Fund shares; holding seminars and sales meetings designed to promote the distribution of Contracts funded with Fund shares, to the extent permitted by applicable laws, rules or regulations; and training sales personnel of GIAC regarding the Fund.


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                  Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing bases, over time these fees will increase the cost of the your investment and may cost you more than paying other types of sales charges.


                  From time to time, the Adviser or the Distributor, directly or through an affiliate, may use its own resources to pay promotional and administrative expenses in connection with the offer and sale of Fund shares, or to make payments to third parties that provide assistance in selling Fund shares or that provide support services to owners of Contracts. These amounts would be in addition to amounts paid by the Fund.


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                        VALUE LINE CENTURION FUND, INC.


                      SUPPLEMENT DATED SEPTEMBER 18, 2002
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On September 18, 2002, the shareholders of Value Line Centurion Fund, Inc. (the "Fund") approved certain changes to the Fund's fundamental investment policies and approved the adoption of a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. As a result of these actions by the shareholders, certain changes to the Fund's Statement of Additional Information are necessary. These changes are described below.

1. On page B-2, under "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS," replace the section entitled "Fund Policies" with the following


     FUND POLICIES.

       (i) The Fund may not issue senior securities except evidences of indebtedness permitted under clause (ii) below.

       (ii) The Fund may not borrow money, except that the Fund may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, including when-issued and delayed-delivery transactions, and reverse repurchase agreements, provided that the total amount of any borrowing does not exceed 10% of the Fund's total assets at the time of the transaction; and (b) borrow money in an amount not to exceed 10% of the value of its total assets at the time the loan is made. Borrowings representing more than 10% of a Fund's total assets must be repaid before the Fund may make additional investments.

       (iii) The Fund may not engage in the underwriting of securities except to the extent that the Fund may be deemed to be an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

       (iv) The Fund may not invest 25% or more of its assets in securities of issuers in any one industry.

       (v) The Fund may not invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Fund may purchase securities of issuers which engage in real estate operations.

       (vi) The Fund may not lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements.

       (vii) The Fund may not engage in arbitrage transactions, short sales, purchases on margin or participate on a joint or joint and several bases in any trading account in securities.

       (viii) The Fund may not write, purchase or sell any put or call options or any combination thereof.

       (ix) With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment


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    companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

       (x) The Fund may not invest in commodities or commodity contracts.

       (xi) The primary investment objective of the Fund is long-term growth of capital.

       If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purpose of industry classifications, the Fund follows the industry classifications in the Value Line Investment Survey.

       The policies set forth above may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund which means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

       The following investment policies are considered non-fundamental and can be changed by the Board of Directors without the approval of shareholders. Shareholders will be notified of any changes to any of these non-fundamental investment policies.

       (i) The Fund does not intend to borrow money for leveraging purposes.

       (ii) The Fund may not purchase shares of other investment companies, except (i) the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies or (ii) in connection with a reorganization, merger or consolidation with another open-end investment company.

       (iii) The Fund will not enter into repurchase agreements with maturities in excess of seven days or purchase other illiquid securities if immediately after, and as a result of, such purchase the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

       (iv) The Fund may not invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges, except that warrants attached to other securities are not subject to these limitations.

2. On page B-10, just prior to the section entitled "TAXES," add the following new section:


                         SERVICE AND DISTRIBUTION PLAN

    The Fund has adopted a Rule 12b-1 Service and Distribution Plan, pursuant to which the Fund pays the Distributor a service and distribution fee of 0.40%. The Distributor may use Rule 12b-1 fees to pay for activities primarily intended to result in the sale of Fund shares, including but not limited to: (i) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective owners of Contracts; (ii) costs involved in preparing, printing and distributing promotional and sales literature in connection with the funding of Contracts with shares of the Fund; (iii) providing incentives and compensation to GIAC to make the Fund available to owners of Contracts and for providing personal services to owners who fund their Contracts with shares of the Fund; and (iv) providing administrative support services to the Fund in connection with the distribution of the Fund's shares for use by GIAC in funding Contracts.


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    The Plan specifically recognizes that either the Adviser or the
    Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Fund shares. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling shares of the Fund or that provide support services to owners of Contracts.

    The Plan was approved by the Directors, including the Directors who are not "interested persons," at a meeting called for that purpose and by the shareholders of the Fund. As required by Rule 12b-1, the Directors carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan helps expand the size of the Fund by attracting new owners of Contracts to the Fund and encouraging additional investments by existing owners of Contracts, economies of scale may be achieved.


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